Revenues - Additional Information (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of revenue [line items]
Revenue	$ 669,186	$ 678,595	$ 435,820
Revenues from contracts with customers	6,485	4,721	1,564
Domestic market [member]
Disclosure of revenue [line items]
Revenue	599,394	597,702	390,630
International market [member]
Disclosure of revenue [line items]
Revenue	$ 83,534	$ 88,942	$ 44,928